Income Taxes - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (274,572)	$ (70,546)
Foreign	(1,747)	0
Loss before income taxes	$ (276,319)	$ (70,546)